Finance Income And Costs (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Finance Income And Costs [Abstract]
Summary of Finance Income and Cost

Finance income and costs for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018		2017			2016
		(In millions of Korean won)
Finance income
Interest income	~~W~~	819	~~W~~	554	~~W~~	522
Unrealized foreign currency gain		81		288		269
Gain on foreign currency transaction		1,173		1,033		875
Total	~~W~~	2,073	~~W~~	1,875	~~W~~	1,666
Finance costs
Unrealized foreign currency loss	~~W~~	99	~~W~~	671	~~W~~	765
Loss on foreign currency transaction		891		768		908
Others		12		13		—
Total	~~W~~	1,002	~~W~~	1,452	~~W~~	1,673